Financial Instruments - Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [abstract]
Current indebtedness	$ 795	$ 973
Long-term indebtedness	1,328	1,847
Total debt	2,123	2,820
Swaps	16	21
Total debt after swaps	2,139	2,841
Remove fair value adjustments for hedges	(2)	5
Total debt after hedging arrangements	2,137	2,846
Collateral assets	(7)	0
Remove transaction costs, premiums or discounts, included in the carrying value of debt	28	22
Add: Lease liabilities (current and non-current)	249	256
Less: cash and cash equivalents	(511)	(1,968)	$ (1,298)
Net debt	$ 1,896	$ 1,156